PROVISION FOR INCOME TAX (Tables)	12 Months Ended
May 31, 2026
Income Tax Disclosure [Abstract]
SCHEDULE OF CURRENT AND DEFERRED INCOME TAX EXPENSE

The current and deferred portions of the income tax expenses included in the consolidated statements of operations and comprehensive income as determined in accordance with ASC740 as follows:

	For the year ended May 31,
	2026	2025	2024
Current taxes	34,038	127,532	2,950
Deferred taxes	(23,549)	43,847	42,038
Income tax expenses	10,489	171,379	44,988

SCHEDULE OF RECONCILIATION OF INCOME TAXES

The following table provides the reconciliation of the difference between the statutory and effective tax expenses following for the year ended May 31, 2026, 2025 and 2024:

	For the year ended May 31,
	2026	2025	2024
Income before tax expenses	57,269	1,189,864	292,872
Tax expenses at the Cayman Islands statutory income tax rate	-	-	-
Tax expenses at HKSAR statutory tax rate	9,451	196,327	48,323
Tax effect on non-assessable income	(5)	(3,757)	(2)
Tax effect of different tax rates available to different jurisdictions	2,368	-	-
Tax effect on non-deductible expenses	19,796	-	-
Tax effect of two-tier tax rate	(21,121)	(21,191)	(3,141)
Tax reduction allowed by Hong Kong government	-	-	(192)
Income tax expenses	10,489	171,379	44,988

ADVANCE JV GROUP LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MAY 31, 2026, 2025 AND 2024

NOTE 21 — PROVISION FOR INCOME TAX (cont.)

The following table reconciles the statutory tax rate to the Company’s effective tax rate for year ended May 31, 2026, 2025 and 2024:

	For the year ended May 31,
	2026	2025	2024
Cayman Islands statutory income tax rate	-	-	-
Hong Kong Profits Tax rate	16.50%	16.50%	16.50%
Tax effect on non-assessable income	(0.01)%	(0.32)%	-
Tax effect of different tax rates available to different jurisdictions	4.13%	-	-
Tax effect on non-deductible expenses	34.57%	-	-
Tax effect of two-tier tax rate	(36.89)%	(1.78)%	(1.07)%
Tax reduction allowed by Hong Kong government	-	-	(0.07)%
Effective tax rate	18.30%	14.40%	15.36%

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The Company measures deferred tax assets and liabilities based on the difference between the financial statement and tax base of assets and liabilities at the applicable tax rates. Components of the Company’s deferred tax assets and liabilities are as follows:

	As of May 31,
	2026	2025
Deferred tax assets:
Provision of credit losses	15,149	17,188
Total deferred tax assets	15,149	17,188
Deferred tax liabilities:
Right-of-use assets – finance lease	(9,405)	(34,614)
Property and equipment	(92,292)	(92,538)
Total deferred tax liabilities	(101,697)	(127,152)
Deferred tax liabilities, net	(86,548)	(109,964)

SCHEDULE OF MOVEMENT DEFERRED TAX ASSETS AND LIABILITIES

The following table shows the movement of deferred tax assets and deferred tax liabilities as of May 31, 2026 and 2025.

	As of May 31,
Deferred tax assets:	2026	2025
Balance at beginning of the year	17,188	3,988
(Charged) credited to Profit or Loss	(2,055)	13,304
Exchange adjustment	16	(104)
Balance at end of the year	15,149	17,188

	As of May 31,
Deferred tax liabilities:	2026	2025
Balance at beginning of the year	(127,152)	(70,590)
Credited (charged) to Profit or Loss	25,604	(57,151)
Exchange adjustment	(149)	589
Balance at end of the year	(101,697)	(127,152)

ADVANCE JV GROUP LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MAY 31, 2026, 2025 AND 2024